Equity - Changes in Capital Issued as result of Corporate Reorganization (Detail)	12 Months Ended
	Dec. 31, 2019 CLP ($) $ / shares shares	Dec. 31, 2018 CLP ($) shares	Apr. 02, 2018 CLP ($)	Mar. 31, 2018 shares	Mar. 16, 2018 CLP ($) $ / shares shares	Dec. 20, 2017 CLP ($)
Tender Offer
Number of subscribed share	7,923,600,070
Amount paid by shareholder for subscribed shares | $	$ 649,730,695,412
Number of shares exercised under preemptive subscription rights					47,860,124
Share exercised price under preemptive subscription rights | $ / shares					$ 82.00
Capital increased after pre-emptive subscription rights exercised | $					$ 3,924,530,168,000
Issued capital | $	$ 3,882,103,470,000	$ 3,954,491,479,000				$ 1,891,727,278,668
Share exchange ratio | $		2.88
Issuance of new shares | $		$ 665,829,207,000
Total repurchase of shares | $		(72,388,009,000)
Enel Generación Chile S.A. [Member]
Tender Offer
Number of shares held by the company	2,753,096,167
Percentage of sale price on purchase price	40.00%
Purchase price per share | $ / shares	$ 590
Number of shares sold for each share in offer	2.87807
Amount of cash received by foreign shareholders | $	$ 100,748,329,200
Amount of cash received by domestic shareholders | $	1,523,578,409,330
Amount of cash received by shareholders | $	1,624,326,738,530
Restricted net asset value | $	$ 752,696,419,000	$ 712,519,037,000
Enel Green Power Latin America S.A. [Member]
Tender Offer
Increase in capital stock after merger | $			$ 1,071,727,278,668
Prior to Reorganization [Member]
Tender Offer
Number of shares outstanding				49,092,772,762
Purchased shares - national market		2,582,336,287
Purchased shares - ADS		170,759,880
Total public offer shares		2,753,096,167
Rights exercised for withdrawal by minority shareholders of Enel Chile		(967,520,598)
Issuance of new shares | $		$ 649,730,695,000
Total repurchase of shares | $		$ (967,520,598)
Prior to Reorganization [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Number of shares issued		827,205,371
After Reorganization [Member]
Tender Offer
Purchased shares - national market		7,432,144,598
Purchased shares - ADS		491,455,473
Total public offer shares		7,923,600,071
Rights exercised for withdrawal by minority shareholders of Enel Chile		(967,520,598)
Number of shares issued		70,134,077,818
Total repurchase of shares | $		$ (967,520,598)
After Reorganization [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Number of shares issued		13,069,844,861
After Merger [Member]
Tender Offer
Number of shares issued		69,166,557,220
Enel SpA [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Share exchange ratio | $		15.8
Enel SpA [Member] | Prior to Reorganization [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Number of shares issued		827,205,371
Enel SpA [Member] | After Reorganization [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Number of shares issued		13,069,844,861
Preference shares [member] | Prior to Reorganization [Member]
Tender Offer
Shares Paid for by Shareholders		47,860,124
Total Preferential Right Shares		47,860,124
Preference shares [member] | After Reorganization [Member]
Tender Offer
Shares Paid for by Shareholders		47,860,124
Total Preferential Right Shares		47,860,124
Ordinary shares [member] | Enel Generación Chile S.A. [Member]
Tender Offer
Number shares Sale order acceptance received	2,582,336,287
Number equivalent shares sale order acceptance received	170,759,880
American Depositary Shares [Member] | Enel Generación Chile S.A. [Member]
Tender Offer
Number shares Sale order acceptance received	5,691,996